------------------------
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                                                        OMB Number: 3235-0578

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                                                        hours per response: 10.5
                                                        ------------------------
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07324
                                  ----------------------------------------------

                         Gardner Lewis Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike        Chadds Ford, Pennsylvania       19317
--------------------------------------------------------------------------------
           (Address of principal executive offices)                   (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

                                 with a copy to:
                              John H. Lively, Esq.
                           Husch Blackwell Sanders LLP
                          4801 Main Street, Suite 1000
                           Kansas City, Missouri 64112

Registrant's telephone number, including area code:  (610) 558-2800
                                                   -----------------------------

Date of fiscal year end:       October 31, 2009
                           -----------------------

Date of reporting period:      July 31, 2009
                           -----------------------

ITEM 1.     SCHEDULE OF INVESTMENTS.

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.0%
   INTERNET & CATALOG RETAIL - 1.6%
      Liberty Media Corp. - Interactive - Series A *     27,045    $    180,120
                                                                   ------------

   MEDIA - 5.4%
      DIRECTV Group, Inc. (The) *                        11,810         305,879
      DreamWorks Animation SKG, Inc. - Class A *         10,155         319,984
                                                                   ------------
                                                                        625,863
                                                                   ------------
   SPECIALTY RETAIL - 5.0%
      Best Buy Co., Inc.                                  6,685         249,819
      Pep Boys - Manny, Moe & Jack (The)                 10,555         104,811
      Urban Outfitters, Inc. *                            9,010         216,600
                                                                   ------------
                                                                        571,230
                                                                   ------------
CONSUMER STAPLES - 3.1%
      FOOD PRODUCTS - 3.1%
         Dean Foods Co. *                                16,555         350,800
                                                                   ------------

ENERGY - 6.9%
   OIL, GAS & CONSUMABLE FUELS - 6.9%
      Anadarko Petroleum Corp.                            4,195         202,199
      Goodrich Petroleum Corp. *                          9,120         233,928
      Pioneer Natural Resources Co.                       4,045         115,485
      Range Resources Corp.                               5,280         245,045
                                                                   ------------
                                                                        796,657
                                                                   ------------
FINANCIALS - 17.5%
   CAPITAL MARKETS - 5.5%
      Goldman Sachs Group, Inc. (The)                     2,492         406,944
      TD AMERITRADE Holding Corp. *                      12,295         227,949
                                                                   ------------
                                                                        634,893
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES - 6.6%
      Bank of America Corp.                              36,637         541,861
      CME Group, Inc.                                       772         215,257
                                                                   ------------
                                                                        757,118
                                                                   ------------
   INSURANCE - 3.3%
      SeaBright Insurance Holdings, Inc. *               10,890         105,851
      Tower Group, Inc.                                  11,065         276,293
                                                                   ------------
                                                                        382,144
                                                                   ------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.1%
      CB Richard Ellis Group, Inc. - Class A *           22,045         240,290
                                                                   ------------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 15.7%
   BIOTECHNOLOGY - 2.7%
      Human Genome Sciences, Inc. *                       6,520    $     93,236
      SIGA Technologies, Inc. *                          27,125         211,033
                                                                   ------------
                                                                        304,269
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
      ResMed, Inc. *                                      4,355         178,555
                                                                   ------------

   HEALTH CARE PROVIDERS & SERVICES - 7.5%
      Express Scripts, Inc. *                             4,215         295,219
      Genoptix, Inc. *                                    6,310         197,566
      Humana, Inc. *                                     11,350         372,847
                                                                   ------------
                                                                        865,632
                                                                   ------------
   HEALTH CARE TECHNOLOGY - 1.0%
      Medidata Solutions, Inc. *                          6,432         118,670
                                                                   ------------

   PHARMACEUTICALS - 2.9%
      Teva Pharmaceutical Industries Ltd. - ADR           6,255         333,642
                                                                   ------------

INDUSTRIALS - 3.5%
   COMMERCIAL SERVICES & SUPPLIES - 0.5%
      IESI-BFC Ltd. *                                     4,370          58,165
                                                                   ------------

   PROFESSIONAL SERVICES - 3.0%
      Acacia Research Corp. *                            18,870         148,318
      FTI Consulting, Inc. *                              3,510         191,049
                                                                   ------------
                                                                        339,367
                                                                   ------------
INFORMATION TECHNOLOGY - 30.4%
   COMMUNICATIONS EQUIPMENT - 4.7%
      Arris Group, Inc. *                                15,000         182,700
      QUALCOMM, Inc.                                      7,775         359,283
                                                                   ------------
                                                                        541,983
                                                                   ------------
   COMPUTERS & PERIPHERALS - 2.6%
      Apple, Inc. *                                       1,825         298,187
                                                                   ------------

   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.5%
      Corning, Inc.                                      10,380         176,460
                                                                   ------------

   INTERNET SOFTWARE & SERVICES - 6.1%
      Constant Contact, Inc. *                           10,633         240,412
      Equinix, Inc. *                                     2,270         185,527

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 30.4% (CONTINUED)
   INTERNET SOFTWARE & SERVICES - 6.1% (CONTINUED)
      Google, Inc. - Class A *                              614    $    272,033
                                                                   ------------
                                                                        697,972
                                                                   ------------
   IT SERVICES - 1.7%
      MasterCard, Inc. - Class A                          1,016         197,134
                                                                   ------------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.3%
      Applied Materials, Inc.                            13,730         189,474
      Lam Research Corp. *                                5,865         176,302
      MEMC Electronic Materials, Inc. *                   9,845         173,469
      Tessera Technologies, Inc. *                       10,745         301,827
                                                                   ------------
                                                                        841,072
                                                                   ------------
   SOFTWARE - 6.5%
      Activision Blizzard, Inc. *                        16,871         193,173
      CA, Inc.                                            9,285         196,285
      MICROS Systems, Inc. *                              7,430         203,508
      Net 1 UEPS Technologies, Inc. *                     9,160         154,437
                                                                   ------------
                                                                        747,403
                                                                   ------------
MATERIALS - 2.9%
   CONTAINERS & PACKAGING - 2.9%
      Crown Holdings, Inc. *                             13,340         334,834
                                                                   ------------

TELECOMMUNICATION SERVICES - 5.5%
   WIRELESS TELECOMMUNICATION SERVICES - 5.5%
      Crown Castle International Corp. *                  5,900         169,566
      Millicom International Cellular S.A. *              3,915         290,297
      NII Holdings, Inc. *                                7,480         172,190
                                                                   ------------
                                                                        632,053
                                                                   ------------
UTILITIES - 1.5%
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.5%
      AES Corp. (The) *                                  13,390         171,258
                                                                   ------------

TOTAL COMMON STOCKS (Cost $11,006,607)                             $ 11,375,771
                                                                   ------------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 0.2%                                SHARES       VALUE
--------------------------------------------------------------------------------
Evergreen Institutional Money Market Fund -
   Institutional Class, 0.22% (a) (Cost $27,779)         27,779    $     27,779
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 99.2% (Cost $11,034,386)              $ 11,403,550

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%                             94,114
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $ 11,497,664
                                                                   ============

ADR - American Depositary Receipt.

*     Non-income producing security.
(a) Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2009.

See accompanying notes to schedule of investments.

THE CHESAPEAKE GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

The Chesapeake Growth Fund's (the "Fund") investments in securities are carried at value. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sales price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's ("FASB") Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE CHESAPEAKE GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

In April 2009, FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4" or the "Position"). FSP 157-4 provides additional guidance for estimating fair value when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FSP 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FSP 157-4 and has concluded that FSP 157-4 has no impact on this Schedule of Investments.

As of July 31, 2009, all of the securities held by the Fund were valued using Level 1 inputs. See the Schedule of Investments for a listing of the securities valued using Level 1 inputs by security type and industry type as required by FSP 157-4.

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of July 31, 2009:

            Tax cost of portfolio investments           $    11,128,997
                                                        ===============

            Gross unrealized appreciation               $     1,742,240
            Gross unrealized depreciation                    (1,467,687)
                                                        ---------------

            Net unrealized appreciation                 $       274,553
                                                        ===============

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 10.8%
   HOTELS, RESTAURANTS & LEISURE - 1.4%
      McDonald's Corp.                                   86,715    $  4,774,528
                                                                   ------------

   MEDIA - 4.2%
      Comcast Corp. - Class A                           409,106       5,723,393
      Liberty Media Corp. - Entertainment -
              Series A *                                335,132       9,373,642
                                                                   ------------
                                                                     15,097,035
                                                                   ------------
   SPECIALTY RETAIL - 5.2%
      Best Buy Co., Inc.                                139,490       5,212,741
      TJX Cos., Inc. (The)                              190,570       6,904,351
      Urban Outfitters, Inc. *                          271,420       6,524,937
                                                                   ------------
                                                                     18,642,029
                                                                   ------------
CONSUMER STAPLES - 4.6%
   FOOD & STAPLES RETAILING - 2.6%
      CVS Caremark Corp.                                273,330       9,151,089
                                                                   ------------

   FOOD PRODUCTS - 2.0%
      Dean Foods Co. *                                  341,495       7,236,279
                                                                   ------------

ENERGY - 6.7%
   ENERGY EQUIPMENT & SERVICES - 1.6%
      Transocean Ltd. *                                  74,260       5,917,779
                                                                   ------------

   OIL, GAS & CONSUMABLE FUELS - 5.1%
      Anadarko Petroleum Corp.                          141,825       6,835,965
      Chevron Corp.                                      69,220       4,808,714
      Marathon Oil Corp.                                201,145       6,486,926
                                                                   ------------
                                                                     18,131,605
                                                                   ------------
FINANCIALS - 16.4%
   CAPITAL MARKETS - 5.3%
      Goldman Sachs Group, Inc. (The)                    82,916      13,540,183
      TD AMERITRADE Holding Corp. *                     284,520       5,275,001
                                                                   ------------
                                                                     18,815,184
                                                                   ------------
   COMMERCIAL BANKS - 1.2%
      Wells Fargo & Co.                                 166,700       4,077,482
                                                                   ------------

   DIVERSIFIED FINANCIAL SERVICES - 8.5%
      Bank of America Corp.                           1,172,638      17,343,316

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.7% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 16.4% (CONTINUED)
   DIVERSIFIED FINANCIAL SERVICES - 8.5% (CONTINUED)
      CME Group, Inc.                                    29,270    $  8,161,354
      JPMorgan Chase & Co.                              127,975       4,946,234
                                                                   ------------
                                                                     30,450,904
                                                                   ------------
   INSURANCE - 1.4%
      MetLife, Inc.                                     150,255       5,101,157
                                                                   ------------

HEALTH CARE - 18.0%
   BIOTECHNOLOGY - 4.5%
      Celgene Corp. *                                   114,395       6,515,939
      Gilead Sciences, Inc. *                           193,255       9,455,967
                                                                   ------------
                                                                     15,971,906
                                                                   ------------

   HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
      Boston Scientific Corp. *                         683,620       7,342,079
                                                                   ------------

   HEALTH CARE PROVIDERS & SERVICES - 7.8%
      Express Scripts, Inc. *                           109,151       7,644,936
      Humana, Inc. *                                    375,600      12,338,460
      McKesson Corp.                                    157,460       8,054,079
                                                                   ------------
                                                                     28,037,475
                                                                   ------------
   PHARMACEUTICALS - 3.7%
      Sanofi-Aventis - ADR                              104,900       3,423,936
      Teva Pharmaceutical Industries Ltd. - ADR         180,830       9,645,472
                                                                   ------------
                                                                     13,069,408
                                                                   ------------
INDUSTRIALS - 6.0%
   AIR FREIGHT & LOGISTICS - 2.3%
      FedEx Corp.                                       120,810       8,195,750
                                                                   ------------

   CONSTRUCTION & ENGINEERING - 2.1%
      Fluor Corp.                                       142,025       7,498,920
                                                                   ------------

   INDUSTRIAL CONGLOMERATES - 1.6%
      McDermott International, Inc. *                   300,820       5,878,023
                                                                   ------------

INFORMATION TECHNOLOGY - 30.7%
   COMMUNICATIONS EQUIPMENT - 3.6%
      QUALCOMM, Inc.                                    192,169       8,880,129
      Research In Motion Ltd. *                          51,907       3,944,932
                                                                   ------------
                                                                     12,825,061
                                                                   ------------

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.7% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 30.7% (CONTINUED)
   COMPUTERS & PERIPHERALS - 7.6%
      Apple, Inc. *                                      70,270    $ 11,481,415
      Hewlett-Packard Co.                               179,890       7,789,237
      International Business Machines Corp.              67,925       8,010,395
                                                                   ------------
                                                                     27,281,047
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.8%
      Corning, Inc.                                     376,664       6,403,288
                                                                   ------------

   INTERNET SOFTWARE & SERVICES - 2.2%
      Google, Inc. - Class A *                           17,392       7,705,526
                                                                   ------------

   IT SERVICES - 2.9%
      MasterCard, Inc. - Class A                         53,987      10,475,098
                                                                   ------------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
      Applied Materials, Inc.                           447,700       6,178,260
      Intel Corp.                                       331,665       6,384,551
      Lam Research Corp. *                              190,400       5,723,424
      Marvell Technology Group Ltd. *                   429,690       5,732,065
      MEMC Electronic Materials, Inc. *                 334,035       5,885,697
                                                                   ------------
                                                                     29,903,997
                                                                   ------------
   SOFTWARE - 4.2%
      Activision Blizzard, Inc. *                       656,340       7,515,093
      Oracle Corp.                                      344,450       7,622,678
                                                                   ------------
                                                                     15,137,771
                                                                   ------------
MATERIALS - 1.7%
   METALS & MINING - 1.7%
      Freeport-McMoRan Copper & Gold, Inc. *            102,390       6,174,117
                                                                   ------------

TELECOMMUNICATION SERVICES - 3.4%
   WIRELESS TELECOMMUNICATION SERVICES - 3.4%
      America Movil S.A.B. de C.V. - Series L - ADR     159,900       6,877,299
      Crown Castle International Corp. *                181,370       5,212,574
                                                                   ------------
                                                                     12,089,873
                                                                   ------------
UTILITIES - 1.4%
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.4%
      AES Corp. (The) *                                 392,900       5,025,191
                                                                   ------------

TOTAL COMMON STOCKS (Cost $392,135,926)                            $356,409,601
                                                                   ------------

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 0.5%                                  SHARES     VALUE
--------------------------------------------------------------------------------
Evergreen Institutional Money Market Fund -
   Institutional Class, 0.22% (a) (Cost $1,908,707)     1,908,707  $  1,908,707
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.2% (Cost $394,044,633)            $358,318,308

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)                         (617,045)
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $357,701,263
                                                                   ============

ADR - American Depositary Receipt.

*     Non-income producing security.
(a) Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2009.

See accompanying notes to schedule of investments.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

The Chesapeake Core Growth Fund's (the "Fund") investments in securities are carried at value. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or
(iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's ("FASB") Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

In April 2009, FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4" or the "Position"). FSP 157-4 provides additional guidance for estimating fair value when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FSP 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FSP 157-4 and has concluded that FSP 157-4 has no impact on this Schedule of Investments.

As of July 31, 2009, all of the securities held by the Fund were valued using Level 1 inputs. See the Schedule of Investments for a listing of the securities valued using Level 1 inputs by security type and industry type as required by FSP 157-4.

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of July 31, 2009:

            Tax cost of portfolio investments           $   409,506,605
                                                        ===============

            Gross unrealized appreciation               $    30,387,323
            Gross unrealized depreciation                   (81,575,620)
                                                        ---------------

            Net unrealized depreciation                 $   (51,188,297)
                                                        ===============

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Gardner Lewis Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)  /s/ W. Whitfield Gardner
                         -------------------------------------------------------
                          W. Whitfield Gardner, Chairman and Chief
                          Executive Officer (Principal Executive Officer)

Date     September 21, 2009
     --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ W. Whitfield Gardner
                         -------------------------------------------------------
                          W. Whitfield Gardner, Chairman and Chief
                          Executive Officer (Principal Executive Officer)

Date     September 21, 2009
     --------------------------

By (Signature and Title)  /s/ Mark J. Seger
                         -------------------------------------------------------
                          Mark J. Seger, Treasurer (Principal Financial Officer)

Date     September 21, 2009
     --------------------------